CAPITAL (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
CAPITAL (Details) [Line Items]
Required Ratio Of Capital To Risk-Weighted Assets	8.00%
Pillar 2A capital requirement	4.90%
Phase In Of Net Impact Or IFRS 9 On Capital Reserve	85.00%	70.00%
Minimum Leverage Ratio	3.25%
Required Ratio Of Time-Varying Countercyclical Capital Buffer To Leverage	0.30%
Minimum Time Until Maturity Of Tier 2 Capital	5 years
Common Equity Tier 1 [member]
CAPITAL (Details) [Line Items]
Required Ratio Of Capital To Risk-Weighted Assets	4.50%
Pillar 2A capital requirement	2.70%
Percentage of Minimum Leverage Ratio with specific capital requirements	75.00%
Tier 1 [member]
CAPITAL (Details) [Line Items]
Required Ratio Of Capital To Risk-Weighted Assets	6.00%
Required Ratio Of Capital Conservation Buffer To Risk-Weighted Assets	2.50%
Required Ratio Of Time-Varying Countercyclical Capital Buffer To Risk-Weighted Assets	0.90%
Systemic risk buffer [member]
CAPITAL (Details) [Line Items]
Required Ratio Of Capital To Risk-Weighted Assets	2.00%
Minimum Leverage Ratio	0.70%